LAND USE RIGHTS	12 Months Ended
Dec. 31, 2025
LAND USE RIGHTS
LAND USE RIGHTS
5.	LAND USE RIGHTS
Land use rights are amortized under straight-line method through the respective period of land rights, which are from
40-50
years. Amortization expense for the years ended December 31, 2023, 2024 and 2025 was approximately RMB3 million, RMB3 million and RMB4 million, respectively. As of December 31, 2024, and 2025, the net book value was RMB77 million and RMB151 million respectively.